ACCRUED EXPENSES AND OTHER LIABILITIES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):
	March 31, 2023	December 31, 2022
Accrued wages, commission and bonus	$570	$1,145
Accrued expenses	434	148
Deferred financial advisory fees	1,000	1,000
Other liabilities	165	261
	$2,169	$2,554

Accrued expenses and other current liabilities consisted of the following (in thousands):
	December 31,
	2022	2021
Accrued wages, commission and bonus	$1,145	$805
Accrued professional fees	148	155
Other liabilities	261	959
Financial advisory fees payable	1,000	—
	$2,554	$1,919